Schedule of amount recognized in the consolidated balance sheets (Details)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)
Leases
Right-of-use assets	$ 38,905	$ 50,625		$ 131,845
Current	31,022	40,368	$ 83,876	109,142
Non-current	7,883	10,257	17,447	22,703
Total operating lease liabilities	$ 38,905	$ 50,625	$ 101,323	$ 131,845